Basis of preparation (Details) € in Millions, vaccine_dose in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2020 vaccine_dose	Dec. 31, 2024 EUR (€) scenario emission	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate			18.00%	16.30%	[1]	19.20%	[1]
Planet Care Program, net emissions by 2045 | emission			0
Planet Care Program, percentage of reduction in scope 1 and 2 greenhouse gas by 2030			55.00%
Planet Care Program, percentage of reduction in scope 3 greenhouse gas by 2030			30.00%
Planet Care Program, percentage of reduction in all scopes greenhouse gas by 2030			90.00%
Planet Care Program, percentage of renewably-sourced energy in all sites by 2030			100.00%
Planet Care Program, number of global warming scenarios | scenario			3
Other revenues			€ 3,205	€ 3,801	[2],[3]	€ 2,910	[2],[3]
Current contract liabilities	[4]		0	0		269
Collaboration agreement with GSK
Disclosure of initial application of standards or interpretations [line items]
Current contract liabilities						269		€ 319
Other revenue, doses no longer an obligation to be delivered				94
Collaboration agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Number of vaccine doses to be supplied | vaccine_dose		100
Other revenues				411
Government grant recognised as deduction from development expenses			€ 58	€ 59		€ 265
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years				100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years				100.00%

[1]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a)See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item between 2023 and 2022 includes revenue of €269 million recognized in profit or loss during 2023 (previously included in “Customer contract liabilities” as of December 31, 2022).